Retirement benefits - Summary of Present Value of Obligation and Fair Value of Plan Assets (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Gratuity Plans [member]
Disclosure of defined contribution and benefit schemes [line items]
Fair value of plan assets	₨ 4,418	$ 58	₨ 3,868	₨ 3,391
Present value of defined benefit obligations	(6,310)	(83)	(5,890)	(5,464)
Net liability arising from defined benefit obligations	(1,892)	(25)	(2,022)	(2,073)
BALCO, HZL, SRL and SMCL Provident Trust Fund [Member]
Disclosure of defined contribution and benefit schemes [line items]
Fair value of plan assets	23,437	311	21,949	15,139
Present value of defined benefit obligations	(22,990)	(305)	(21,159)	(14,691)
Net liability arising from defined benefit obligations